SUPPLEMENT TO THE
SPARTAN(registered trademark) TOTAL MARKET INDEX FUND,
SPARTAN(registered trademark) EXTENDED MARKET INDEX FUND, AND
SPARTAN(registered trademark) INTERNATIONAL INDEX FUND APRIL 21, 1999
PROSPECTUS

Shares of each fund purchased after April 28, 1999 will no longer be subject to a purchase fee. However, each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares purchased after April 28, 1999 after holding them for less than 90 days.

Effective April 29, 1999, the following information replaces similar information found in "Performance" beginning on page 4.

PERFORMANCE

The following information illustrates the funds' performance over the past year and compares the funds' performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

SPARTAN TOTAL MARKET INDEX FUND

Calendar Year                                          1998

                                                       24.03%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 24.03

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN TOTAL MARKET INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 22.03% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -12.01% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN TOTAL MARKET INDEX FUND WAS 3.92%.

SPARTAN EXTENDED MARKET INDEX
FUND

Calendar Year                                                      1998

                                                                   9.31%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 9.310000000000001

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN EXTENDED MARKET INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 22.69% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -18.48% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN EXTENDED
MARKET INDEX FUND WAS -0.37%.

SPARTAN INTERNATIONAL INDEX
FUND

Calendar Year                    1998

                                 21.16%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 21.24

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN INTERNATIONAL INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 21.51% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -14.38% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN INTERNATIONAL INDEX FUND WAS 1.63%.

Effective April 29, 1999, the following information replaces similar information found in "Performance" beginning on page 4.

AVERAGE ANNUAL RETURNS

For the period ended December    Life of fund A,B
31, 1998

Spartan Total Market Index Fund  24.03%

Wilshire 5000 Index              23.43%

Lipper Growth & Income Funds     15.61%
Average

Spartan Extended Market Index    9.31%
Fund

Wilshire 4500 Index              8.63%

Lipper Growth & Income Funds     15.61%
Average

Spartan International Index      21.16%
Fund

Morgan Stanley Cap. Intl.        20.27%
Europe, Australasia, Far
East Index

Lipper International Funds       13.02%
Average

A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1998.

Effective April 29, 1999, the following information replaces similar information found in "Fee Table" beginning on page 5.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on         None
purchases and reinvested
distributions

Deferred sales charge (load)   None
on redemptions

Redemption fee on shares held
less than 90 days (as a % of
amount redeemed)

Spartan Total Market Index     0.50%

Spartan Extended Market Index  0.75%

Spartan International Index    1.00%

Annual index account fee (for  $10.00
accounts under $10,000)

Effective April 29, 1999, the following information replaces similar information found in "Fee Table" beginning on page 5.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

SPARTAN TOTAL MARKET INDEX FUND  1 year    $ 69

                                 3 years   $ 215

                                 5 years   $ 375

                                 10 years  $ 838

SPARTAN EXTENDED MARKET FUND     1 year    $ 83

                                 3 years   $ 259

                                 5 years   $ 450

                                 10 years  $ 1,002

SPARTAN INTERNATIONAL INDEX      1 year    $ 100
FUND

                                 3 years   $ 312

                                 5 years   $ 542

                                 10 years  $ 1,201

Effective April 29, 1999, the following information replaces the first four paragraphs under the heading "Buying Shares" in "Buying and Selling Shares" beginning on page 9.

BUYING SHARES

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Effective April 29, 1999, the following information replaces the first two paragraphs under the heading "Selling Shares" in "Buying and Selling Shares" beginning on page 9.

SELLING SHARES

The price to sell one share of each fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund, or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares after holding them less than 90 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held the longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Effective April 29, 1999, the following information replaces the last paragraph in "Exchanging Shares" beginning on page 12.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

Effective April 29, 1999, the following information replaces the penultimate paragraph under the heading "Policies" in "Account
Features and Policies" beginning on page 13.

If your ACCOUNT BALANCE falls below $10,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

SUPPLEMENT TO THE SPARTAN(registered trademark) TOTAL MARKET INDEX
FUND,
SPARTAN EXTENDED(registered trademark) MARKET INDEX FUND, AND
SPARTAN(registered trademark) INTERNATIONAL INDEX FUND
APRIL 21, 1999
STATEMENT OF ADDITIONAL INFORMATION

Shares of each fund purchased after April 28, 1999 will no longer be subject to a purchase fee. However, each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund, or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares purchased after April 28, 1999 after holding them for less than 90 days.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND IN "PERFORMANCE" ON PAGE 31.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple changes in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a fund's short-term trading fee or index account fee. Excluding a fund's short-term trading fee or index account fee from a return calculation produces a higher return figure. Returns and other performance information may be quoted numerically or in a table, graph, or similar information.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "PERFORMANCE" BEGINNING ON PAGE 31.

CALCULATING HISTORICAL FUND RESULTS. The following table shows performance for each fund. For Spartan Total Market Index Fund,
Spartan Extended Market Index Fund, and Spartan International Index Fund, returns do not include the effect of each fund's 0.50%, 0.75% or 1.00%, respectively, short-term trading fee, applicable to shares held less than 90 days.

HISTORICAL FUND RESULTS. The following table shows each fund's performance for the fiscal periods ended 1999.


                                 Average Annual Returns   Cumulative Returns
                                 One Year  Life of Fund*  One Year  Life of Fund*

Spartan Total Market Index Fund   14.61%    20.48%         14.61%    27.77%

Spartan Extended Market Index     -1.33%    4.50%          -1.33%    5.96%
Fund

Spartan International Index       6.58%     13.50%         6.58%     18.12%
Fund


* From November 5, 1997 (commencement of operations).

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN "PERFORMANCE" BEGINNING ON PAGE 31.

The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the life of each fund, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan Total Market Index Fund would have grown to $12,777.

SPARTAN TOTAL MARKET INDEX FUND

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 12,520                  $ 138                         $ 119                        $ 12,777

1998*                     $ 11,112                  $ 36                          $ 0                          $ 11,148



SPARTAN TOTAL MARKET INDEX FUND  INDEXES

Fiscal Year Ended                S&P 500   DJIA      Cost of Living**


1999                             $ 13,397  $ 12,368  $ 10,179

1998*                            $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan Total Market Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,238. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $124 for dividends and $112 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 0.50% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 0.50% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan Extended Market Index Fund would have grown to $10,596.

SPARTAN EXTENDED MARKET INDEX
FUND

Fiscal Year Ended        Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1999                     $ 10,268                  $ 119                         $ 209                        $ 10,596

1998*                    $ 10,708                  $ 30                          $ 0                          $ 10,738



SPARTAN EXTENDED MARKET INDEX  INDEXES
FUND

Fiscal Year Ended              S&P 500   DJIA      Cost of Living**


1999                           $ 13,397  $ 12,368  $ 10,179

1998*                          $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan Extended Market Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,326. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $116 for dividends and $208 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 0.75% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 0.75% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

During the period from November 5, 1997 (commencement of operations) to February 28, 1999, a hypothetical $10,000 investment in Spartan International Index Fund would have grown to $11,812.

SPARTAN INTERNATIONAL INDEX

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1999                      $ 11,536                  $ 223                         $ 53                         $ 11,812

1998*                     $ 11,056                  $ 27                          $ 0                          $ 11,083



SPARTAN INTERNATIONAL INDEX  INDEXES

Fiscal Year Ended            S&P 500   DJIA      Cost of Living**


1999                         $ 13,397  $ 12,368  $ 10,179

1998*                        $ 11,189  $ 11,168  $ 10,019


* From November 5, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Spartan International Index on November 5, 1997, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,270. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $216 for dividends and $52 for capital gain distributions. The fund did not distribute any capital gains during the period. The figures in the table do not include the effect of the fund's 1.00% purchase fee (which was in effect during the period November 5, 1997 through April 28, 1999) or its 1.00% short-term trading fee applicable to shares purchased after April 28, 1999 and held less than 90 days.

EFFECTIVE APRIL 29, 1999, THE FOLLOWING INFORMATION REPLACES THE
SECOND PARAGRAPH FOUND IN "ADDITIONAL PURCHASE, EXCHANGE AND
REDEMPTION INFORMATION" ON PAGE 35.

Each fund, in its discretion, may determine to issue its shares "in kind" in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.